Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF - August
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF - July
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF - November
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF - September
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF - December
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF - October
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF - July
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF - November
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF - October
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF - December
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF - August
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF - September
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated April 29, 2024 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – JulyJULPMay 8, 2024 through June 30, 20240.30% – 2.30% before fees and expenses(0.23% – 2.23% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – JulyPBJLMay 8, 2024 through June 30, 20240.10% – 2.10% before fees and expenses(0.03% – 2.03% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – AugustAUGPMay 10, 2024 through July 31, 20241.60% – 3.60% before fees and expenses(1.48% – 3.48% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – AugustPBAUMay 10, 2024 through July 31, 20240.80% – 2.80% before fees and expenses(0.68% – 2.68% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – SeptemberSEPPMay 15, 2024 through August 31, 20242.90% – 4.90% before fees and expenses(2.75% – 4.75% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – SeptemberPBSEMay 15, 2024 through August 31, 20241.70% – 3.70% before fees and expenses(1.55% – 3.55% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – OctoberOCTPMay 17, 2024 through September 30, 20243.90% – 5.90% before fees and expenses(3.71% – 5.71% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – OctoberPBOCMay 17, 2024 through September 30, 20242.40% – 4.40% before fees and expenses(2.21% – 4.21% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – NovemberNOVPMay 22, 2024 through October 31, 20245.30% – 7.30% before fees and expenses(5.07% – 7.07% after taking into account the Fund’s unitary management fee)Fund NameTickerTarget Outcome PeriodEstimated Cap RangePGIM US Large-Cap Buffer 20 ETF – NovemberPBNVMay 22, 2024 through October 31, 20243.50% – 5.50% before fees and expenses(3.27% – 5.27% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 12 ETF – DecemberDECPMay 24, 2024 through November 30, 20246.70% – 8.70% before fees and expenses(6.43% – 8.43% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDEMay 24, 2024 through November 30, 20244.60% – 6.60% before fees and expenses(4.33% – 6.33% after taking into account the Fund’s unitary management fee)